Note 5 - Exploration and Evaluation Assets	9 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
5.	EXPLORATION AND EVALUATION ASSETS

During the period ended December 31, 2023, the following exploration expenditures were incurred on the exploration and evaluation of the Company’s assets:

	Zoro Property	Grass River Property	Winston Property	Peg North Property	Jean Lake Property	Jol Lithium Property	Lac Simard Property	Total

Acquisition costs
Balance, March 31, 2023	$1,909,407	$43,500	$1,334,548	$200,000	$150,000	$10,454	$-	$3,647,909
Cash	-	1,755	28,265	100,000	50,000	638	41,553	222,211
Shares	-	-	-	100,000	50,000	-	85,600	235,600
Balance, December 31, 2023	1,909,407	45,255	1,362,813	400,000	250,000	11,092	127,153	4,105,720

Exploration costs
Balance, March 31, 2023	4,653,559	596,124	371,909	660,472	2,509,453	38,365	-	8,829,882
Assay	-	-	-	15,188	2,669	-	-	17,857
Geological, consulting and other	57,773	83,892	47,324	168,254	78,553	4,500	-	440,296
Exploration cost recovery	-	-	-	-	(100,000)	-	-	(100,000)
Balance, December 31, 2023	4,711,332	680,016	419,233	843,914	2,490,675	42,865	-	9,188,035

Total Balance, December 31, 2023	$6,620,739	$725,271	$1,782,046	$1,243,914	$2,740,675	$53,957	$127,153	$13,293,755

FOREMOST LITHIUM RESOURCE & TECHNOLOGY LTD.
NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in Canadian dollars)
(Unaudited – Prepared by Management)
For the nine months ended December 31, 2023

5.	EXPLORATION AND EVALUATION ASSETS (cont’d…)

During the year ended March 31, 2023, the following exploration expenditures were incurred on the exploration and evaluation of the Company’s assets:

	Zoro Property	Grass River Property	Winston Property	Peg North Property	Jean Lake Property	Jol Lithium Property	Total

Acquisition costs
Balance, March 31, 2022	$1,909,407	$40,500	$1,200,586	$-	$50,000	$-	$3,200,493
Cash	-	3,000	133,962	100,000	50,000	8,000	294,962
Shares	-	-	-	100,000	50,000	2,454	152,454
Balance, March 31, 2023	1,909,407	43,500	1,334,548	200,000	150,000	10,454	3,647,909

Exploration costs
Balance, March 31, 2022	3,402,511	-	244,216	-	343,902	-	3,990,629
Assay	805	-	-	-	496	-	1,301
Drilling	29,084	-	-	-	-	-	29,084
Geological, consulting and other	780,155	412,874	127,693	498,213	1,397,541	38,365	3,254,841
Helicopter	441,004	183,250	-	162,259	1,067,514	-	1,854,027
Exploration cost recovery	-	-	-	-	(300,000)	-	(300,000)
Balance, March 31, 2023	4,653,559	596,124	371,909	660,472	2,509,453	38,365	8,829,882

Total Balance, March 31, 2023	$6,562,966	$639,624	$1,706,457	$860,472	$2,659,453	$48,819	$12,477,791

FOREMOST LITHIUM RESOURCE & TECHNOLOGY LTD.
NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in Canadian dollars)
(Unaudited – Prepared by Management)
For the nine months ended December 31, 2023

5.	EXPLORATION AND EVALUATION ASSETS (cont’d…)

Zoro Property

Zoro I

The Company earned a 100% interest in and to the Zoro I Claim in the Snow Lake area in Manitoba by paying a total of $150,000 in cash and by issuing 140,000 common shares (valued at $635,000).

In addition, during the year ended March 31, 2017, the Company issued 20,000 common shares to an arm’s length party at a fair value of $135,000 as a finder’s fee on the Zoro I Claim option agreement.

Zoro North

The Company earned a 100% interest in and to all lithium-bearing pegmatites and lithium related minerals in the Zoro North property located near Snow Lake, Manitoba, subject to a 2% net smelter return royalty (“NSR”), by paying a total of $250,000 in cash, by issuing $250,000 in shares (52,656 shares issued) and by incurring $1,000,000 in exploration expenditures.

The Company can acquire an undivided 50% interest in the NSR, being one-half of the NSR or a 1% NSR, by making a $1,000,000 cash payment, together with all accrued but unpaid NSR at the time, prior to the commencement of commercial production on this property.

During the option period, the Company will be solely responsible for carrying out and administering all exploration, development and mining work on the property and for maintaining the property in good standing.

Green Bay Claims

The Company earned a 100% interest in and to all lithium-bearing pegmatites and lithium related minerals in the Green Bay Claims located in Manitoba by paying $250,000 in cash and by issuing $250,000 in shares (54,494 shares issued).

The property is subject to a 2% NSR. The Company can acquire an undivided 50% interest in the NSR, being one-half of the NSR or a 1% NSR, from Strider Resources Limited (“Strider”), by making a $1,000,000 cash payment to Strider, together with all accrued but unpaid NSR at the time, prior to the commencement of commercial production on the property.

During the option period, the Company is responsible for carrying out and administering all exploration, development and mining work on the property and for maintaining the property in good standing.

Grass River Property

During the year ended March 31, 2022, the Company staked claims on the Grass River Property in the Snow Lake area of Manitoba for $40,500. During the year ended March 31, 2023, the Company staked additional claims on the Grass River Property for $3,000. During the period ended December 31, 2023, the Company staked additional claims on the Grass River Property for $1,755.

FOREMOST LITHIUM RESOURCE & TECHNOLOGY LTD.
NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in Canadian dollars)
(Unaudited – Prepared by Management)
For the nine months ended December 31, 2023

5.	EXPLORATION AND EVALUATION ASSETS (cont’d…)

Peg North Property

During the year ended March 31, 2023, the Company entered into an option agreement to acquire a 100% interest in the Peg North claims located in the Snow Lake mining district in Manitoba upon completion of the following:

(a)	cash payments of $750,000 as follows:
(i)	a cash payment of $100,000 on or before June 23, 2022 (paid);
(ii)	a cash payment of $100,000 on or before June 9, 2023 (paid);
(iii)	a cash payment of $100,000 on or before June 9, 2024;
(iv)	a cash payment of $150,000 on or before June 9, 2025;
(v)	a cash payment of $150,000 on or before June 9, 2026; and
(vi)	a cash payment of $150,000 on or before June 9, 2027; and

(b)	the issuance of $750,000 in shares of the Company as follows;
(i)	the issuance of $100,000 in common shares on or before June 23, 2022 (issued 10,526 shares);
(ii)	the issuance of $100,000 in common shares on or before June 9, 2023 (issued 13,072 shares);
(iii)	the issuance of $100,000 in common shares on or before June 9, 2024;
(iv)	the issuance of $150,000 in common shares on or before June 9, 2025;
(v)	the issuance of $150,000 in common shares on or before June 9, 2026; and
(vi)	the issuance of $150,000 in common shares on or before June 9, 2027; and

(c)	incurring exploration expenditures totaling $3,000,000 (incurred $843,914) due on or before June 9, 2027.

The property is subject to a 2% NSR. Pursuant to a second agreement entered into during the year ended March 31, 2023, the Company can make a one-time $1,500,000 payment to re-purchase 1% of the NSR once the 100% interest has been earned.

Winston Property

Ivanhoe/Emporia claims

In accordance with the terms and condition of the underlying purchase agreement, in order to complete the acquisition of the Ivanhoe/Emporia claims, the Company is required to pay the original owner of the claims the remaining purchase price of US$315,205 (US$184,795 paid). Before the remaining purchase price is paid in full, the acquisition is subject to a minimum monthly royalty payment based on the monthly average silver price which reduces the remaining purchase price once paid. The accrued minimum monthly royalty payments outstanding as of December 31, 2023, totals US$244,925 ( March 31, 2023 – US$231,125). The agreement also entitles the owner to a permanent 2% NSR.

FOREMOST LITHIUM RESOURCE & TECHNOLOGY LTD.
NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in Canadian dollars)
(Unaudited – Prepared by Management)
For the nine months ended December 31, 2023

5.	EXPLORATION AND EVALUATION ASSETS (cont’d…)

Winston Property (cont’d...)

Little Granite Claims

During the year ended March 31, 2023, the Company amended the terms of its option agreement and acquired a 100% interest in the Little Granite claims by issuing a US$75,000 promissory note (Note 7). The promissory note was due on October 15, 2023, and was fully paid during the period ended December 31, 2023.

Prior to acquiring the 100% interest, during prior fiscal years, the Company had the following option agreements which are now superseded:

During the year ended March 31, 2015, the Company entered into an option agreement with Redline Minerals Inc., Redline Mining Corporation and Southwest Land & Exploration Inc. (collectively, the “Optionors”) to acquire up to an 80% interest in the Winston Property consisting of the Little Granite claims and the Ivanhoe/Emporia claims located in Sierra County, New Mexico, U.S.A.

During the years ended March 31, 2016 and 2017, the Company amended the option agreement with the Optionors to acquire an initial 50% interest upon completion of the following:

(a)	the cash payment of non-refundable deposits of $35,000 (paid);

(b)	cash payments of $81,250 (paid);

(c)	the cash payment of $13,750 on or before November 15, 2014 (paid);

(d)	the issuance of 6,000 common shares of the Company on January 15, 2015 (issued);

(e)	cash payments of $120,000 as follows:
(i)	the cash payment of $40,000 on or before February 28, 2016 (paid);
(ii)	the cash payment of $40,000 on or before June 1, 2016 (paid); and
(iii)	the cash payment of $40,000 on or before June 1, 2017 (see amended terms below);

(f)	the issuance of 50,000 common shares (30,000 shares issued) of the Company as follows:
(i)	10,000 common shares on or before October 17, 2014 (issued);
(ii)	10,000 common shares on or before October 17, 2015 (issued);
(iii)	10,000 common shares on or before October 17, 2016; (issued);
(iv)	10,000 common shares on or before October 17, 2017 (superseded, see above); and
(v)	10,000 common shares on or before October 17, 2018 (superseded, see above); and

(g)	incurring exploration expenditures totaling $300,000 due on or before October 17, 2017 (superseded, see above).

The agreement was also amended to include a further option to acquire up to an additional 30% (80% in total interest).

In exchange for the amendment of the option agreement, the Company issued 2,000 common shares at a fair value of $3,000 on February 26, 2016.

During the year ended March 31, 2017, the Company made a $25,000 cash payment to the original vendors of the Winston Property.

FOREMOST LITHIUM RESOURCE & TECHNOLOGY LTD.
NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in Canadian dollars)
(Unaudited – Prepared by Management)
For the nine months ended December 31, 2023

5.	EXPLORATION AND EVALUATION ASSETS (cont’d…)

Winston Property (cont’d...)

During the year ended March 31, 2018, the Company’s wholly-owned subsidiary offered to acquire a 100% interest to the claims from the Optionors by completing the following:

(a)	a cash payment of $35,000 (paid);
(b)	the issuance of 50,000 common shares of the Company (issued and valued at $275,000); and
(c)	the issuance of a $50,000 non-interest-bearing promissory note which is repayable on August 24, 2017 (issued and repaid).

In accordance with the terms and condition of the underlying purchase agreement in order to complete the acquisition of the Little Granite claims, the Company is required to make the following payments:

(a)	cash payments of US $12,000 on or before July 15, 2017 (paid);
(b)	cash payments of US $6,000 on or before March 31, 2018 (paid);
(c)	cash payments of US $12,000 on or before July 15, 2018 (paid);
(d)	cash payments of US $12,000 on or before July 15, 2019 (paid);
(e)	cash payments of US $12,000 on or before July 15, 2020 (paid);
(f)	cash payments of US $19,000 on or before October 1, 2020 (paid);
(g)	cash payments of US $19,000 on or before October 1, 2021 (paid); and
(h)	cash payments of US $380,000 on or before October 1, 2022 (paid US$19,000) (see amended terms above).

Jean Lake Property

On July 30, 2021, the Company entered into an option agreement with Mount Morgan Resources Ltd. to acquire a 100% interest in the Jean Lake lithium-gold project located in Manitoba.

The option agreement provides that in order for the Company to earn a 100% interest in the project it is required to make the following cash payments and share issuances to Mount Morgan Resources Ltd. and incur the following project exploration expenditures as follows:

(a)	pay $25,000 in cash (paid) and issue common shares of the Company having a value of $25,000 (5,000 shares issued) on or before August 1, 2021;
(b)	pay $50,000 in cash (paid), issue $50,000 in common shares (6,704 shares issued) and incur $50,000 in exploration expenditures (incurred) on or before July 30, 2022;
(c)	pay $50,000 in cash (paid), issue $50,000 in common shares (6,128 shares issued) and incur $100,000 (accumulated) in exploration expenditures (incurred) by July 30, 2023;
(d)	pay $50,000 in cash, issue $50,000 in common shares and incur $150,000 (accumulated) in exploration expenditures (incurred) by July 30, 2024; and
(e)	pay $75,000 in cash, issue $75,000 in common shares and incur $200,000 (accumulated) in exploration expenditures (incurred) by July 30, 2025.

Once the Company earns the interest, the Company will grant a 2% NSR to Mount Morgan Resources Ltd. The NSR may be reduced to 1% by the Company’s payment of $1,000,000 to the NSR holder.

FOREMOST LITHIUM RESOURCE & TECHNOLOGY LTD.
NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in Canadian dollars)
(Unaudited – Prepared by Management)
For the nine months ended December 31, 2023

5.	EXPLORATION AND EVALUATION ASSETS (cont’d…)

During the year ended March 31, 2022, the Company entered into an agreement with the Manitoba Government to receive a grant of $300,000 for exploration work on the Jean Lake and Zoro Lithium properties and received $200,000 during the year ended March 31, 2022 and $100,000 during the year ended March 31, 2023.

During the year ended March 31, 2023, the Company entered into an agreement with the Manitoba Government to receive a grant of $300,000 for exploration work on the Jean Lake and Zoro Lithium properties and received $200,000 during the year ended March 31, 2023. The remaining $100,000 was received during the period ended December 31, 2023.

Lac Simard South Property

During the period ended December 31, 2023, the Company entered into an agreement, and earned a 100% interest in, the Lac Simard South property located in Quebec by paying $35,000 (paid) and issuing 10,700 common shares (issued and valued at $85,600). The Company also has additional mineral claims within the area of this property.

Jol Lithium Property

During the year ended March 31, 2023, the Company entered into an agreement and acquired a 100% interest in the MB3530 claim located in the Snow Lake area of Manitoba.  To earn the interest, the Company paid $8,000 and issued 364 common shares.  The property is subject to a 2% NSR.